CONVERTIBLE DEBENTURE	12 Months Ended
Mar. 31, 2025
CONVERTIBLE DEBENTURE
CONVERTIBLE DEBENTURE

NOTE 15 — CONVERTIBLE DEBENTURE

On November 29, 2024, the Company entered into a securities purchase agreement with an accredited investor (the “Debenture Holder”) to place Convertible Debentures (the “Debentures,” each, a “Debenture”) with a maturity date of November 28, 2025, which is 364 days after the issuance of the first Debenture, in the aggregate principal amount of up to $5,000,000 at a purchase price equal to 95% of the principal amount (the “Transaction”), provided that in case of an event of default, the Debentures may become, at the Debenture Holder’s election, immediately due and payable. The Debentures bear an interest rate of 5% per annum which shall be increased to 18% per annum in the event of default. The initial closing of the Transaction in the principal amount of $1,500,000 in Debenture occurred on November 29, 2024. The second closing of the Transaction in the principal amount of $2,000,000 in Debenture occurred on December 19, 2024. The third closing of the Transaction in the principal amount of $1,500,000 in Debenture occurred on December 30, 2024.

For the year ended March 31, 2025, a total of $230,700 in amortization of the debt issuance costs was recorded on the consolidated statements of income (loss) and comprehensive income (loss). As of March 31, 2025, shares of the Company’s common stock totaling 432,759 were issued by the Company to the Debenture Holder equaling principal and interests amounted to $439,575. The Convertible Debentures balance was $2,391,945, with a carrying value of $2,954,275, net of deferred financing costs of $562,330 was recorded in the accompanying consolidated balance sheets as of March 31, 2025. The derivative liability associated with these notes were $2,032,530 as of March 31, 2025.The Company recognized a loss of $356,134 from the change in fair value of the derivative liability for the year ended March 31, 2025.